Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

February 6, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn: Michelle Roberts

Re:                                     Advanced Series Trust:  Registration Statement on Form N-1A (Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186) Post-Effective Amendment No. 113 to the Registration Statement under the Securities Act of 1933 and Amendment No. 115 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Roberts:

On behalf of Advanced Series Trust (referred to herein as the Registrant or the Trust), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 113 to the Registration Statement under the 1933 Act and Amendment No. 115 to the Registration Statement under the 1940 Act (the Amendment).  Capitalized terms used herein and not otherwise defined shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  It is proposed that the Amendment become effective on February 6, 2013.  I have reviewed the Amendment and it does not contain disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

This filing is intended to respond to telephonic comments received on January 7, 2013 from Michelle Roberts of the Commission Staff with respect to the Rule 485(a) filing made as of November 21, 2012 (the Initial Filing) and to make certain non-material changes, including the addition of disclosure to reflect the implementation of a shareholder services and distribution plan (the 12b-1 Plan) currently scheduled to become effective February 25, 2013.  The Initial Filing contained disclosure relating to the creation of the AST Clearbridge Dividend Growth Portfolio (the Clearbridge Portfolio), the AST AQR Emerging Markets Equity Portfolio (the AQR Portfolio), the AST QMA Emerging Markets Equity Portfolio (the QMA Portfolio), and the AST Long Duration Bond Portfolio (the Long Duration Portfolio and, collectively, the New AST Portfolios) as four new series of the Registrant.  Except for the changes set forth in the Amendment, the Amendment is not intended to amend the Registrant’s current prospectus, dated April 30, 2012 (the Current Prospectus), or the Registrant’s current statement of additional information, dated April 30, 2012 (the Current Statement of Additional Information).  The Current Prospectus and the Current Statement of Additional Information remain unchanged except as described in the Amendment.

The Amendment has been tagged to indicate changes from the Initial Filing, as requested.  The Staff’s comments, and our responses thereto, are set forth below.

General Comments:

1.                                      Comment:   Please confirm that the supplement relating to the AST CLS Moderate Growth Asset Allocation Portfolio will be deleted from the Amendment.

Response:  The supplement relating to the CLS Moderate Growth Asset Allocation Portfolio is not included as part of this Amendment.

2.                                      Comment:  Please delete the reference to the AST CLS Moderate Growth Asset Allocation Portfolio in the explanatory note.

Response:  The requested change has been made to the Amendment.

3.                                      Comment:  Please consider deleting references to prospectuses and SAIs other than the April 30, 2012 Prospectus and SAI, since that is the prospectuses and SAI into which the disclosure contained in the Amendment would be incorporated.

Response:  The requested changes have been made to the Amendment.

4.                                      Comment:  Please confirm that conforming comments will be made across the prospectuses to the extent applicable.

Response: Conforming comments will be made across the prospectuses contained in the Amendment to the extent applicable.

5.                                      Comment:  Please confirm that the Code of Ethics for AQR and QMA will be filed in a subsequent amendment.

Response: The Code of Ethics for AQR and QMA are being filed with the Amendment.

Comments to Prospectus for AST Clearbridge Portfolio, AQR Portfolio and QMA Portfolio:

1.                                      Comment:  In the “Portfolio Fees and Expenses” section of the prospectus summary section for each portfolio, please delete the word “estimated” from the heading “Estimated Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.”

Response:  The requested changes have been made to the Amendment.

2.                                      Comment:  In the “Portfolio Fees and Expenses” section of the prospectus summary section for each portfolio, at the beginning of the second sentence of the footnote to the fee and expense table table, please consider replacing the word “Estimate” with the words “Estimated other expenses.”

Response:  The requested changes have been made to the Amendment.

3.                                      Comment:  In the “Principal Investment Strategies” section of the prospectus for the AQR Portfolio, the last sentence of the second paragraph discloses that AQR will not use derivative instruments to leverage the portfolio’s net exposure to the MSCI Emerging Market Index; in contrast, the disclosure regarding “Derivatives Risk” states that certain derivatives and related trading strategies create debt obligations similar to borrowings and therefore create leverage.  The disclosure regarding “Derivatives Risk” should be tailored to this portfolio’s use of derivatives; accordingly, please revise or clarify

Response: The prospectus disclosure regarding “Derivatives Risk” for the AQR Portfolio has been revised as requested.

4.                                      Comment:  In the “Principal Investment Strategies” section of the prospectus for each of the AQR Portfolio and the QMA Portfolio, please include disclosure to correspond with the small company risk disclosure that appears in the “Principal Risks” section for each portfolio.

Response: The “Principal Investment Strategies” section of the prospectus for the AQR Portfolio has been revised to include small company investment disclosure as requested.  The “Small Company Risk” disclosure has been deleted from the “Principal Risks” section of the prospectus for the QMA Portfolio as it has been determined that investment in small companies will not constitute a principal investment strategy for the QMA Portfolio.

5.                                      Comment:  In the first paragraph of the “Principal Investment Strategies” section of the prospectus for the AQR Portfolio, please clarify what is meant by the phrase “or considered for inclusion.”

Response: The phrase has been deleted.

6.                                      Comment:  In the “Principal Investment Strategies” section of the prospectus summary section for the QMA Portfolio, please include explicit disclosure (i.e., beyond the current quantitative disclosure) that corresponds to the “Model Design Risk” and “Model Implementation Risk” disclosure that appears in the “Principal Risks” section for that portfolio.

Response: The “Principal Investment Strategies” section of the prospectus for the QMA Portfolio has been revised to include explicit disclosure corresponding to the model-related risk factors, as requested.

7.                                      Comment:  In the prospectus section entitled “More Detailed Information About Other Investments and Strategies” for each of the New Portfolios, please delete the first clause under this heading.

Response: The requested changes have been made to the Amendment.

8.                                      Comment:  In the prospectus section titled “More Detailed Information on How the AST QMA Emerging Markets Equity Portfolio Invests,” consider clarifying the statement in the third paragraph that “the portfolio may invest without limit in foreign securities.”

Response:  The statement has been deleted from the prospectus for the QMA Portfolio.

9.                                      Comment:  In the prospectus section titled “Principal Risks of Investing in the AST QMA Emerging Markets Equity Portfolio,” please expand upon the “Exchange Traded Funds Risk” disclosure on page 29.

Response: The “Exchange Traded Funds Risk” disclosure on page 29 has been revised as requested.

10.                               Comment:  In the prospectus section titled “Principal Risks of Investing in the AST QMA Emerging Markets Equity Portfolio,” consider revising the second sentence reference under “Fixed Income Securities Risk — Credit Risk” to refer to “credit risk” rather than “creditworthiness.”

Response: The requested change has been made globally to the Amendment, as applicable.

11.                               Comment:  In the prospectus section titled “Principal Risks of Investing in the AST QMA Emerging Markets Equity Portfolio,” in the disclosure regarding “Model Implementation Risk,” please change the word “complete” to “completely.”

Response: The requested change has been made to the Amendment.

12.                               Comment:  In the prospectus section titled “How the Trust is Managed,” please provide the zip codes for the addresses of AST and PI.

Response: The requested change has been made globally to the Amendment, as applicable.

13.                               Comment:  In the prospectus section titled “Purchasing Shares of the Portfolios,” please add language to the end of the last paragraph to the following effect: “or when the Commission determines an emergency exists.”

Response: The requested language has been added globally to the Amendment, as applicable.

14.                               Comment:  In the prospectus section titled “Payments to Affiliates,” please delete the phrase “or the distributor” in the first sentence, since the portfolios do not have a distributor.

Response: The language with respect to the distributor in the prospectus section titled “Payments to Affiliates” has been left intact, as it is accurate in conjunction with the updated prospectus disclosure in the section “Distributor and Distribution Arrangements” on page 39.

15.                               Comment:  In the second sentence of the first paragraph of the prospectus section titled “Investor Information Services,” please change the word “Portfolio” to “Portfolios.”

Response: The requested change has been made globally to the Amendment, as applicable.

16.                               Comment: In the prospectus section titled “Investor Information Services,” please double check the reference to the AST Bond Portfolio 2024 and revise as appropriate.

Response: The reference has been revised as requested.

17.                               Comment:  In the prospectus section titled “Investor Information Services,” please consider moving the second paragraph so that it appear as the last paragraph on page.

Response: The requested change has been made globally to the Amendment, as applicable.

Comments to AST Long Duration Bond Portfolio:

1.                                      Comment:  In the prospectus summary section for the Long Duration Portfolio, under “Principal Risks of Investing in the Portfolio,” please consider combining “U.S. Government and Agency Security Risk” and “Other Debt Obligations Issued or Guaranteed by the U.S. Government and Government-Related Entities Risks.”

Response: The referenced risk disclosures have been combined and revised as suggested.

2.                                      Comment:  In the prospectus section “More Detailed Information on How the Portfolio Invests” for the Long Duration Portfolio, in the section regarding “Derivative Strategies,” consider combining the statements that “the portfolio also may use derivatives for hedging purposes” and that “the portfolio may also use derivatives to seek to enhance returns” in order to avoid redundancy.

Response:  The sentence has been revised to read as follows: “The Portfolio may also use derivatives to seek to enhance returns and for hedging purposes.”

3.                                      Comment:  In the prospectus section “Principal Risks” for the Long Duration Portfolio, in the section regarding “Commodity Risk” on page 12, add “more” before “volatile” in last sentence.

Response: The requested change has been made to the Amendment.

Tandy Representations

In connection with the Commission Staff’s review of the Amendment, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

a)             the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

b)             Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

c)              the Registrant may not assert Commission Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Registrant hereby acknowledges that:

a)             should the Commission or the Staff, acting pursuant to delegated authority, declare the Amendment effective, it does not foreclose the Commission from taking any action with respect to the Amendment;

b)             the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Amendment effective, does not relieve the Amendment from its full responsibility for the adequacy and accuracy of the disclosure in the Amendment; and

c)              the Registrant may not assert a declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-5401.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Amanda S. Ryan
Amanda S. Ryan
Assistant Secretary
Advanced Series Trust